INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of Acquired Intangible Assets

Intangible assets consist of the following:

	Customer	Operating	Operating	Favorable
	relationship	lease	license	lease
	intangibles	intangibles	intangibles	intangibles	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2018	6,171	306	—	—	1,322	7,799
Acquisition of subsidiaries (note4)	—	—	437,350	16,010	653	454,013
Addition of software	—	—	—	—	1,779	1,779
Disposal of centers	(2,586)	—	—	—	—	(2,586)
Amortization expenses	(558)	(52)	(2,056)	(318)	(1,177)	(4,161)
Intangible assets, net at December 31, 2018	3,027	254	435,294	15,692	2,577	456,844

Acquisition of subsidiaries (note4)	—	—	84,000	5,000	—	89,000
Addition of software	—	—	—	—	1,579	1,579
Disposal of centers	(80)	(7)	—	—	—	(87)
Amortization expenses	(125)	(217)	(8,717)	(1,307)	(1,629)	(11,995)
Intangible Asset impairment	(2,822)	(30)	—	—	—	(2,852)
Intangible assets, net at December 31, 2019	—	—	510,577	19,385	2,527	532,489
Intangible assets, net at December 31, 2019, in US$	—	—	73,340	2,784	363	76,487

At December 31, 2019
Intangible assets, cost	45,157	14,707	521,350	21,010	17,963	620,187
Less: accumulated amortization	(41,737)	(14,677)	(10,773)	(1,625)	(15,436)	(84,248)
Less: intangible asset impairment	(3,420)	(30)	—	—	—	(3,450)
Intangible assets, net at December 31, 2019	—	—	510,577	19,385	2,527	532,489

i)

Amortization expenses for intangibles were RMB6,229,  RMB4,161 and RMB11,995 (US$1,723) for the years ended December 31, 2017, 2018 and 2019, respectively. Impairment loss on intangible assets was RMB598,  RMB nil and RMB2,852 (US$410)for network operating segment in several low performance centers and early termination centers as well as idle assets for the years ended December 31, 2017, 2018 and 2019, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

Schedule of Estimated Annual Amortization Expenses

	Amortization
	RMB	US$
2020	15,260	2,192
2021	19,358	2,781
2022	27,886	4,006
2023	27,640	3,970
2024	27,590	3,963